TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:- TAXES ON INCOME

a.	Corporate tax rate:

The Israeli corporate tax rate and real capital gains tax was 23% in 2021, 2020 and 2019. The Company’s subsidiaries, which were incorporated in the U.S. were subject to federal tax rate of 21% in 2021, 2020 and 2019.

b.	Tax benefits:

The Company’s production facilities in Israel have been granted “Beneficiary Enterprise” status under the Law. The Company have been granted the “Alternative Benefit Track” under which the main benefits are a tax exemption for undistributed income and a reduced tax rate.

The duration of tax benefits is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the Law and regulations published. In the event of failure to comply with these conditions, the benefits may be partially or fully cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, plus a consumer price index linkage adjustment and including interest.

Income from sources other than the “Beneficiary Enterprise” are subject to the tax at the regular rate.

In the event of distribution of dividends from the above-mentioned tax-exempt income, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Beneficiary Enterprise’s income.

In addition, tax-exempt income attributed to the Beneficiary Enterprise will subject the Company to taxes upon distribution in any manner including complete liquidation.

A January 2011 amendment to the Law sets alternative benefit tracks to those previously in place, as follows: an investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (“Preferred Enterprise” and “Special Preferred Enterprise”), which provide for application of a unified tax rate to all preferred income of the Company, as defined in the Law.

The 2011 Amendment cancelled the availability of the benefits granted in accordance with the provisions of the Law prior to 2011 and, instead, introduced new benefits for income generated by a “Preferred Company” through its Preferred Enterprise (as such term is defined in the Law) effective as of January 1, 2011 and thereafter. A Preferred Company is defined as either (i) a company incorporated in Israel and not fully owned by a governmental entity or (ii) a limited partnership that: (a) was registered under the Partnerships Ordinance; (b) all of its limited partners are companies incorporated in Israel, but not all of them are governmental entities, which, among other things, has Preferred Enterprise status and are controlled and managed from Israel. Pursuant to the 2011 Amendment, a Preferred Company is entitled to a reduced corporate flat tax rate of 16% with respect to its preferred income, unless the Preferred Enterprise is located in a certain development zone, in which case the rate will be 9%. Income derived by a Preferred Company from a “Special Preferred Enterprise” (as such term is defined in the Investment Law) would be entitled, during a benefits period of 10 years, to further reduced tax rates of 8%, or to 5% if the Special Preferred Enterprise is located in a certain development zone.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the Amendment”) was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%). Pursuant to Amendment 73 to the Investment Law adopted in 2017, a Company that meets the conditions for “Preferred Technological Enterprises”, is subject to tax rate of 12%.

Dividends paid out of income attributed to a Preferred Enterprise are generally subject to withholding tax at source at the rate of 20% or such lower rate as may be provided in an applicable tax treaty. However, if such dividends are paid to an Israeli company, no tax will be withheld.

The 2011 Amendment also provided transitional provisions to address companies already enjoying current benefits. a Beneficiary Enterprise can elect to continue to benefit from the benefits provided to it before the 2011 Amendment came into effect, provided that certain conditions are met, or file a request with the Israeli Tax Authority according to which its income derived as of January 1, 2011 will be subject to the provisions of the Law as amended in 2011.

Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

The Israeli companies are an “Industrial Company” as defined by the Israeli Law for the Encouragement of Industry (Taxation), 1969, and, as such, are entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual instalments and amortization of other intangible property rights for tax purposes.

c.	Tax assessments:

In accordance with the Israeli tax laws, tax returns of the Company submitted up to and including the 2017 tax year can be regarded as final. The Company’s subsidiaries did not receive final tax assessments since their incorporation

d.	Carry-forward losses for tax purposes:

Carry-forward operating tax losses of the Company total approximately $55,600, as of December 31, 2021 and may be used indefinitely. Capital loss as of December 31, 2021 is $8,800 and may be used indefinitely.

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of mainly the Company’s Carry-forward operating tax losses, temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows and they are presented considering the relevant tax rate:

	December 31,
	2021	2020

Net operating loss carry-forward	$5,681	$6,539
Capital loss carry-forward	898	941
Allowances and reserve	1,823	202

Total deferred tax assets before valuation allowance	8,402	7,682
Valuation allowance	(1,571)	(7,682)

Property, plant and equipment	(1,150)	-

Net deferred tax assets	$5,681	$-

The Company records net deferred tax assets to the extent it believes these assets will more likely than not be realized. As of each reporting date, management considers new evidence, both positive and negative, that could impact management’s view with regards to the future realization of deferred tax assets for each jurisdiction.

f.	Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2021	2020	2019

Domestic	$11,319	$4,533	$(2,383)
Foreign	$8,880	$1,107	$44
Income (loss) before income taxes	$20,199	$5,640	$(2,339)

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2021	2020	2019

Current	$806	$-	$-
Deferred	$(5,681)	$-	$-
Tax benefit	$(4,875)	$-	$-

h.	Uncertain tax positions:

The Company accounts for its income tax uncertainties in accordance with ASC 740, which clarifies the accounting for uncertainties in income taxes recognized in a company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

As of December 31, 2021 and 2020, there were no unrecognized tax benefits that if recognized would affect the annual effective tax rate.

i.
For the years ended on December 31, 2020 and 2019, the main reconciling items between the statutory tax rate of the Company and the effective tax rate is the valuation allowance recorded in respect of the deferred tax assets relating to net operating loss carry-forward and other temporary differences due to the uncertainty of the realization of such tax assets. For the year ended on December 31, 2021, A reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

2021

Income (loss) before taxes, as reported in the consolidated statements of income	$20,199
Theoretical tax expense (benefit) at the Israeli statutory tax rate	$4,646
Tax adjustment in respect of different tax rate of foreign subsidiaries	$533
Non-deductible expenses and other permanent differences	$506
Utilizing of net operating losses during the year, for which valuation allowance was provided in prior years	$(3,797)
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years	$(5,681)
Permanent differences and shares issuance expenses	$(1,193)
Other	$111
Actual tax expense (benefit)	$(4,875)